Regulatory Matters - Summary of Regulatory Capital Requirements and Bank's Capital Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
Tier 1 Leverage Capital, Actual amount	$ 25,994	$ 23,511
Tier 1 Leverage Capital Ratio, Actual Percentage	8.73%	9.48%
Tier 1 Leverage Capital, For Capital Adequacy Purposes, Amount	$ 11,906	$ 9,918
Tier 1 Leverage Capital Ratio, For Capital Adequacy Purposes, Percentage	4.00%	4.00%
Tier 1 Leverage Capital, For Well Capitalized Purposes, Amount	$ 14,883	$ 12,398
Tier 1 Leverage Capital Ratio, For Well Capitalized Purposes, Percentage	5.00%	5.00%
Common Equity Tier 1 Risk-Based Capital Ratio, Actual Amount	$ 25,994	$ 23,511
Common Equity Tier 1 Risk-Based Capital Ratio, Actual Percentage	11.70%	12.79%
Common Equity Tier 1 Risk-Based Capital Ratio, For Capital Adequacy Purposes, Amount	$ 9,995	$ 8,269
Common Equity Tier 1 Risk-Based Capital Ratio, For Capital Adequacy Purposes, Percentage	4.50%	4.50%
Common Equity Tier 1 Risk-Based Capital Ratio, For Well Capitalized Purposes, Amount	$ 14,437	$ 11,945
Common Equity Tier 1 Risk-Based Capital Ratio, For Well Capitalized Purposes, Percentage	6.50%	6.50%
Tier 1 Risk-Based Capital, Actual Amount	$ 25,994	$ 23,511
Tier 1 Risk-Based Capital Ratio, Actual Percentage	11.70%	12.79%
Tier 1 Risk-Based Capital, For Capital Adequacy Purposes, Amount	$ 13,326	$ 11,026
Tier 1 Risk-Based Capital Ratio, For Capital Adequacy Purposes, Percentage	6.00%	6.00%
Tier 1 Risk-Based Capital, For Well Capitalized Purposes, Amount	$ 17,769	$ 14,701
Common Equity Tier 1 Risk-Based Capital Ratio, For Well Capitalized Purposes, Percentage	8.00%	8.00%
Total Risk-Based Capital, Actual Amount	$ 28,772	$ 25,810
Total Risk-Based Capital Ratio, Actual Percentage	12.95%	14.05%
Total Risk-Based Capital, For Capital Adequacy Purposes, Amount	$ 17,769	$ 14,701
Total Risk-Based Capital Ratio, For Capital Adequacy Purposes, Percentage	8.00%	8.00%
Total Risk-Based Capital, For Well Capitalized Purposes, Amount	$ 22,211	$ 18,377
Total Risk-Based Capital Ratio, For Well Capitalized Purposes, Percentage	10.00%	10.00%